Note 11 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended		12 Months Ended
	Jul. 02, 2025	Mar. 25, 2025	Mar. 24, 2025	Mar. 31, 2025	Mar. 27, 2025	Dec. 31, 2024
March 2025 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		2,085,115
March 2025 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1.31
At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)				1,952,603		2,012,167
Proceeds from Issuance of Common Stock				$ 3.8		$ 4.9
March 2025 Offering [Member[
Proceeds from Issuance or Sale of Equity		$ 4.1
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)	9,235,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	18,470,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.65
Proceeds from Issuance or Sale of Equity	$ 5.6
Subsequent Event [Member] | March 2025 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			2,085,115
Subsequent Event [Member] | March 24, 2025 Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			3,435,115
Subsequent Event [Member] | March 2025 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 1.31
Subsequent Event [Member] | At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)					1,952,603
Proceeds from Issuance of Common Stock					$ 3.8
Subsequent Event [Member] | March 2025 Offering [Member[
Stock Issued During Period, Shares, New Issues (in shares)			1,350,000
Proceeds from Issuance or Sale of Equity			$ 4.1